Hennessy Total Return Fund
Hennessy Total Return Fund
Investment Objective
The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Total Return Fund Investor Class USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hennessy Total Return Fund Investor Class
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.83%
Shareholder Servicing	0.10%
Interest Expense	0.41%
Remaining Other Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	1.58%
[1]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Hennessy Total Return Fund | Investor Class | USD ($)	161	499	860	1,878

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 36% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”) and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the 10 “Dogs of the Dow” stocks, in roughly equal dollar amounts, and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy that allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically borrows money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. In a review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. The Fund also may purchase from time to time an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

The Fund generally holds the stock investments within each sub-portfolio for one year, upon which time the applicable sub-portfolio is up for another review. The Fund generally holds the stock investments within each sub-portfolio for one year regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow stocks. At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, it may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the applicable sub-portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks
Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have a greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing U.S. Treasury securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had used cash to make purchases. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds from the reverse repurchase agreement may effectively be restricted pending such decision.

Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index). For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Total Return Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY TOTAL RETURN FUND CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009, and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2017)
Average Annual Returns - Hennessy Total Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Total Return Fund Return before taxes	11.17%	9.72%	5.53%
After Taxes on Distributions | Investor Class	Hennessy Total Return Fund Return after taxes on distributions	8.08%	7.79%	4.45%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Hennessy Total Return Fund Return after taxes on distributions and sale of Fund shares	8.77%	7.49%	4.31%
75/25 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses, or taxes)	75/25 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses, or taxes)	20.76%	12.24%	7.20%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	28.11%	16.37%	9.28%

We use the 75/25 Blended DJIA/Treasury Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” because it may include a tax benefit resulting from the capital losses that would have resulted.